Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 19.3	$ 7.4
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2.0	0.6
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	16.6	6.6
Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.7	0.2
RSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	6.7	2.9
RSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2.0	0.6
RSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	4.0	2.1
RSUs [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.7	0.2
DSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	6.3	1.7
DSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
DSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	6.3	1.7
DSUs [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
PSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	4.2	0.6
PSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
PSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	4.2	0.6
PSUs [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2.1	2.2
Stock Options [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2.1	2.2
Stock Options [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 0.0	$ 0.0